BUSINESS COMBINATION (Narrative) (Details) - Three privately held companies [Member] $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Business Acquisition [Line Items]
Percentage acquired	100.00%
Aggregate purchase consideration	$ 46,629
Amount of convertible loan agreement	1,047
Payment of compensation of issuance of equity and cash	$ 19,167
Weighted-average useful life of identified intangible assets acquired	6 years 8 months 12 days
Acquisition related expense	$ 602